REVENUE RECOGNITION - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Payment terms range, minimum	20 days
Payment terms range, maximum	6 months
Revenue recognized that was included in the deferred revenue balance at the beginning of the period	$ 158	$ 0
Capitalized contract cost	158
Remaining performance obligation	$ 2,800	$ 859